Other Current Liabilities (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Other Current Liabilities
Payable for property and equipment		19,161	17,704
Accrued utility costs		7,563	6,904
Other taxes payable		12,370	10,356
Accrued professional fees		2,321	1,390
Advance receipts from depositary bank		450	471
Deferred rent-current		1,622	1,441
Reimbursement payable		4,077	4,474
Other		3,676	3,887
Other current liabilities	$ 8,464	51,240	46,627